Equity - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	2 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jun. 25, 2021	Jun. 11, 2021	Jan. 31, 2020	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class Of Stock [Line Items]
Common stock, shares authorized		1,000,000,000				1,000,000,000	1,000,000,000
Common stock, shares issued						152,870,750	130,000,000
Common stock, shares outstanding						152,870,750	130,000,000
Common stock, par value		$ 0.001				$ 0.001	$ 0.001
Stockholders' equity note, stock split		1,300,000-for-one stock split
Proceeds from contributed capital			$ 41,143	$ 50,000	$ 59,423	$ 241	$ 59,423	$ 0
Preferred stock, shares authorized		250,000,000				250,000,000
Preferred stock, shares issued						0
Preferred stock, shares outstanding						0
Preferred stock, par value		$ 0.001				$ 0.001
Proceeds from issuance of common stock in initial public offering, net of underwriting discounts and commissions			$ 0		$ 0	$ 320,559
Common stock, shares authorized pre-stock split		10,000
IPO
Class Of Stock [Line Items]
Stock issued during period shares new issues	29,325,000
Shares offering, price per share	$ 15.00
Proceeds from issuance of common stock in initial public offering, net of underwriting discounts and commissions	$ 316,500
Underwriting discounts and commissions	$ 22,300
Offering expenses						4,000
IPO | Common Stock [Member]
Class Of Stock [Line Items]
Common stock, par value	$ 0.001
Shares offering, price per share	$ 15.00
Proceeds from issuance of common stock in initial public offering, net of underwriting discounts and commissions	$ 316,500
Underwriting discounts and commissions	22,300
Offering expenses	$ 4,000
Repayment of the successor first lien credit facility						$ 200,000
IPO | First Portion of Common Stock [Member]
Class Of Stock [Line Items]
Stock issued during period shares new issues	22,856,250
Option to purchase additional shares of common stock	2,981,250
Fastball Holdco, L.P
Class Of Stock [Line Items]
Conversion of stock, Shares converted						130,000,000
Common Class A B C [Member]
Class Of Stock [Line Items]
Common stock, shares authorized			165,000,000					165,000,000
Class A Units
Class Of Stock [Line Items]
Common stock, shares authorized			140,000,000					140,000,000
Common stock, shares issued			138,714,853					138,714,853
Common stock, no par value			$ 0					$ 0
Class B Units
Class Of Stock [Line Items]
Common stock, shares authorized			7,500,000					7,500,000
Common stock, shares issued			1,700,051					1,700,051
Common stock, no par value			$ 0					$ 0
Class C Units
Class Of Stock [Line Items]
Common stock, shares authorized			17,500,000					17,500,000
Common stock, shares issued			9,271,556					9,271,556
Common stock, no par value			$ 0					$ 0